Cash and Cash Equivalents - Disclosure of External Credit Grades (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Peruvian Financial Entities [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	S/ 140,114	S/ 129,279	S/ 103,709
Peruvian Financial Entities [Member] | Bank Deposits And Accounts [Member] | A+ [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	116,098	125,939	90,914
Peruvian Financial Entities [Member] | Bank Deposits And Accounts [Member] | A- [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	381	268	3,128
Peruvian Financial Entities [Member] | Bank Deposits And Accounts [Member] | A [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	23,635	3,072	9,667
Colombian financial entities [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	84,835	58,021	109,663
Colombian financial entities [Member] | Bank Deposits And Accounts [Member] | AA+ [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	11	10	11
Colombian financial entities [Member] | Bank Deposits And Accounts [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	84,824	58,011	109,647
Colombian financial entities [Member] | Bank Deposits And Accounts [Member] | AA- [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	0	0	5
Mexican financial entities [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	81,250	31,533	23,826
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | A+ [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	7,037	0	0
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | A [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	0	43	43
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	309	25,420	15,426
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | AA [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	0	2,367	2,083
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | BBB [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	13,116	0	9
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | BBB+ [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	60,780	676	5,229
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | BBB- [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	8	3,027	1,036
Luxembourg financial entities [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	703	16,536	3,295
Luxembourg financial entities [Member] | Bank Deposits And Accounts [Member] | A+ [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	38	48	1,351
Luxembourg financial entities [Member] | Bank Deposits And Accounts [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	665	0	1,944
Luxembourg financial entities [Member] | Bank Deposits And Accounts [Member] | AA [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	S/ 0	S/ 16,488	S/ 0